Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (41)	$ (52)
Net deferred tax liabilities	(382)	(418)
Cost | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	182	149
Cost | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	181	184
Cost | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(655)	(646)
Cost | Investment in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(70)	(60)
Cost | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	105	40
Cost | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	53	52
Cost | Foreign exchange differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	12	16
Cost | Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	9	(1)
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities, before unrecognized deferred income tax assets	(183)	(266)
Unrecognized deferred income tax assets	$ (199)	$ (152)